POST-EMPLOYMENT BENEFITS - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 41	$ 41
Equity instruments	496	652
Debt instruments	711	1,157
Real estate	35	37
Total plan assets	1,283	1,887
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	41	41
Equity instruments	12	16
Debt instruments	174	249
Real estate	1	0
Total plan assets	228	306
Level 2
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Equity instruments	484	636
Debt instruments	517	803
Real estate	34	37
Total plan assets	1,035	1,476
Level 3
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Equity instruments	0	0
Debt instruments	20	105
Real estate	0	0
Total plan assets	$ 20	$ 105